Condensed Consolidated Income Statements - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Commercial property revenue	$ 1,143	$ 1,545	$ 2,407	$ 3,084
Hospitality revenue	412	682	747	1,277
Investment and other revenue	247	196	397	382
Total revenue	1,802	2,423	3,551	4,743
Direct commercial property expense	474	600	962	1,211
Direct hospitality expense	291	536	572	1,069
Investment and other expense	126	10	136	20
Interest expense	858	1,281	1,798	2,494
General and administrative expense	308	341	594	681
Total expenses	2,057	2,768	4,062	5,475
Fair value gains (losses), net	47	(508)	(63)	(880)
Share of net earnings from equity accounted investments	192	111	418	243
Loss before income taxes	(16)	(742)	(156)	(1,369)
Income tax expense	30	47	19	129
Net loss	(46)	(789)	(175)	(1,498)
Net loss attributable to:
Limited partners	(113)	(173)	(192)	(311)
General partner	0	0	0	0
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	(202)	(309)	(342)	(556)
FV LTIP units of the Operating Partnership	0	(1)	0	(1)
Interests of others in operating subsidiaries and properties	269	(306)	359	(630)
Net loss	$ (46)	$ (789)	$ (175)	$ (1,498)